DERIVATIVE LIABILITY (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Balance At December 2020	$ 60,650	$ 0
Fair Value Of Derivatives Issued		980,000
Fair Market Value Adjustments		60,000
Balance At December,2021		$ 1,040,000